SCHEDULE OF BANK LOANS (Details) - USD ($)		6 Months Ended		12 Months Ended
		Mar. 31, 2026		Sep. 30, 2025		Oct. 22, 2025	May 31, 2025	May 23, 2024	Apr. 12, 2024
Debt Instrument [Line Items]
Interest rate						3.50%	3.50%	4.00%	4.00%
Total loans		$ 2,890,424		$ 3,068,046
Current portion		2,890,424		3,068,046
Long-term portion
Industrial and Commercial Bank [Member]
Debt Instrument [Line Items]
Principal Amount		$ 1,445,212	[1]	$ 1,407,360	[2]
Interest rate		2.35%	[1]	2.45%	[2]
Contract term		Mar. 16, 2026	[1]	Mar. 18, 2025	[2]
Contract term		Mar. 15, 2027	[1]	Mar. 17, 2026	[2]
Industrial and Commercial Bank [Member]
Debt Instrument [Line Items]
Principal Amount		$ 1,445,212	[3]	$ 1,407,360	[4]
Interest rate		2.35%	[3]	2.45%	[4]
Contract term		Mar. 25, 2026	[3]	Mar. 25, 2025	[4]
Contract term		Mar. 19, 2027	[3]	Mar. 24, 2026	[4]
Bank of China [Member]
Debt Instrument [Line Items]
Principal Amount	[5]			$ 253,326
Interest rate	[5]			3.35%
Contract term	[5]			Oct. 16, 2024
Contract term	[5]			Oct. 15, 2025

[1]	On March 16, 2026, the Company obtained a loan of RMB 10 million ($1,445,212) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which is due March 15, 2027.
[2]	On March 18, 2025, the Company obtained a loan of RMB 10 million ($1,407,360) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which was due March 17, 2026.
[3]	On March 25, 2026, the Company obtained a loan of RMB 10 million ($1,445,212) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which is due March 19, 2027.
[4]	On March 25, 2025, the Company obtained a loan of RMB 10 million ($1,407,360) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which was due March 24, 2026.
[5]	On November 21, 2023, the Company obtained a loan of RMB 2 million ($281,472) from Bank of China Chengdu Hi-Tech Industrial Development Zone Sub-branch, which was due November 20, 2024. The loan was guaranteed by Li Hongliang, chief executive officer of the Company. The Company repaid RMB 100,000 ($14,074) in October, 2024, refinanced RMB 1,900,000 ($267,398) and extended the due date to October 15, 2025. The Company repaid RMB 100,000 ($14,074) and RMB 1,800,000 ($253,326) on September 16, 2025 and October 16, 2025, respectively.